Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
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Basis of preparation of the consolidated financial statements

(2)	Basis of preparation of the consolidated financial statements

Applied Professional Accounting Standards

(a)	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Group were authorized for issue by the Board of Directors on April     , 2019.

(b)	Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for, certain land and buildings (classified as property), derivative financial instruments and plan assets, have been measured at fair value. The carrying values of recognized assets and liabilities that are designated as hedged items in cash flow for changes in fair value that would otherwise be carried at amortized cost are adjusted to recognize changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

(c)	Functional and presentation currency

The Group’s consolidated financial statements are presented in US Dollars, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

(d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The following are critical judgments used in applying accounting policies that may have the most significant effect on the amounts recognized in the Consolidated financial statements:

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The Group has entered into operating lease contracts with respect to 54 aircraft. The Group has determined, based on the terms and conditions of the arrangements, that the significant risks and rewards of ownership of all these leased aircraft have not been transferred from the lessor, so it accounts for these lease contracts as operating leases.

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The Group operates certain aircraft under a financing structure which involves the creation of structured entities that acquire aircraft with bank and third–party financing. This relates to 100 aircraft from the A319, A320, A321, A330, A330F, ATR72 and B787 families. The Group has determined, based on the terms and conditions of the arrangements, that the Company controls these special purpose entities (“SPE”) and therefore, SPEs are consolidated by the Group and these aircraft are shown in the consolidated statement of financial position as part of Property and Equipment with the corresponding debt shown as a liability.

The following assumptions and estimation uncertainties may have the most significant effect on the amounts recognized in the Consolidated financial statements within the next financial year:

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The Group periodically evaluates Air traffic liability and any significant adjustment is recorded in the consolidated statements of comprehensive income. These adjustments are mainly due to differences between actual events and circumstances such as historical sales rates and customer travel patterns that may result in refunds, changes or expiration of tickets that differ substantially from the estimates. The Group evaluates its estimates and adjusts deferred revenue for unearned transportation and revenue for passenger transport when necessary.

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The Group believes that the tax positions taken are reasonable. However, tax authorities by audits proceedings may challenge the positions taken resulting in additional liabilities for taxes and interest that may become payable in future years. Tax positions involve careful judgment on the part of management and are reviewed and adjusted to account for changes in circumstances, such as lapse of applicable statutes of limitations, conclusions of tax audits, additional exposures derived from new legal issues or court decisions on a particular tax matter. The Group establishes provisions, based on their estimation on feasibility of a negative decision derived from an audit proceeding by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and different interpretations of tax regulations by the taxable entity and the responsible tax authority. Actual results could differ from estimates.

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Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies, and the enacted tax rates in the jurisdictions in which the entity operates.

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The Group measures administrative land and buildings primarily in Bogota, Medellin, San Jose, and San Salvador at revalued amounts with changes in fair value being recognized in other comprehensive income. The Group engaged independent valuation specialists to assists management in determine the fair value of these assets as of December 31, 2018 and 2017. The valuation techniques used by these specialists require estimates about market conditions at the time of the report.

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The Group estimates useful lives and residual values of property and equipment, including fleet assets based on network plans and recoverable value. Useful lives and residual values area revaluated annually taking into account the latest fleet plans and business plan information. In the note 13 provides more information about the net book value of the property and equipment and their respective depreciation charges.

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The Group evaluates the carrying value of long-lived assets subject to amortization or depreciation whenever events or changes in circumstances indicate that an impairment may exist. For purposes of this testing, the Company has generally identified the aircraft fleet type as the lowest level of identifiable cash flows. An impairment charge is recognized when the asset’s carrying value exceeds its net undiscounted future cash flows and its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.

Goodwill and indefinite-lived intangible assets are not amortized but are reviewed for impairment annually or more frequently if events or circumstances indicate that the asset may be impaired. Goodwill and indefinite-lived assets are reviewed for impairment on an annual basis, or on an interim basis whenever a triggering event occurs.

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The cost of defined benefit pension plans and other post–employment medical benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long–term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

For determines the discount rate of the pension plans in Colombia, the management takes as a reference the local market rates.

The mortality rate is based on publicly available mortality tables in Colombia. Future salary increases and pension increases are based on expected future inflation rates in Colombia.

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As a result of the maturity of loyalty business and given the information available on the history of program and members behavior, in June 2017 the Group implemented a new methodology to estimate breakage, supported by a third valuation specialist to assist management in this process. The change in estimate in accordance with accounting standards was treated prospectively from the date of the change in accordance with IAS 8.

In the previous methodology, the breakage was calculated based on historical redemption patterns from older months, based on the aggregate behavior of all members. The new methodology considers the behavior of the members based on a segmentation into statistically homogeneous groups of members to be able to project future behaviors, and therefore is considered to be more robust in predicting redemption rates by segment and breakage estimates of the Program.

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The Group recognizes a provision in the balance sheet when a third party account has a legal or implicit obligation as a result of a past event, and it is probable that an exit of liquidity benefits to the obligation is required. In relation to provisions for litigation, the main source of uncertainty is the time of the outcome of the process.

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Aircraft lease contracts establish certain conditions in which aircraft shall be returned to the lessor at the end of the contracts. To comply with return conditions, the Group incurs costs such as the payment to the lessor of a rate in accordance with the use of components through the term of the lease contract, payment of maintenance deposits to the lessor, or overhaul costs of components. In certain contracts, if the asset is returned in a better maintenance condition than the condition at which the asset was originally delivered, the Group is entitled to receive compensation from the lessor. The Group accrues a provision to comply with return conditions at the time the asset does not meet the return condition criteria based on the conditions of each lease contract. The recognition of return conditions require management to make estimates of the costs with third parties of return conditions and use inputs such as hours or cycles flown of major components, estimated hours or cycles at redelivery of major components, projected overhaul costs and overhaul dates of major components. At redelivery of aircraft, any difference between the provision recorded and actual costs is recognized in the result of the period.

(e)	Reclassifications

Reclassifications have been made to the prior year consolidated financial statements to conform to the current period presentation:

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‘Air traffic liability’ in the amount of $644,011 in the consolidated statement financial position was bifurcated into ‘air traffic liability’ at December 31, 2017 the amount of $454,018, ‘frequent flyer deferred revenue-current’ of $ 85,207 and ‘frequent flyer deferred revenue-non current’ $104,786 to reflect the current and non-current performance obligations associated with the Group’s air transportation and loyalty activities. The effect of this change in the consolidated statements of cash flows for 2017 and 2016 was disclosed within the cash flows of operating activities, in the line of “air traffic liability” for an initial value of $ 24,491 ($ 89,187 in 2016) , remaining at $ 2,608 ($ 83,982 in 2016) and “frequent flyer deferred revenue” for $ 21,883 ($ 5,205 in 2016).

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Current tax assets for $114,361, non-current taxes assets for $136,301 and current tax liabilities for $31,935 that were presented as part of accounts receivable and accounts payable in December 31, 2017 were disclosed separately with the purpose of disclosing the balances for rights and obligations the Group has for this concept. The effect of this change in the consolidated statements of cash flows for 2017 and 2016 was disclosed within the cash flows of operating activities, in the lines:

•	“accounts receivables” for an initial value of ($108,793) (($ 65,516) in 2016), remaining at ($42,244) (($18,177) in 2016),

•	“accounts payable and accrued expenses” for an initial value of $77,865 ($ 29,101 in 2016) , remaining at $ 61,246 ($ 23,397 in 2016),

•	“net current tax” for ($ 49,930) (($ 41,635) in 2016).

(f)	Going Concern

On November 29, 2018, BRW and BRW Aviation Holding LLC (BRW Holding) entered into a loan agreement, as borrower and guarantor, respectively, with United Airlines, Inc. (United), as lender, and Wilmington Trust, National Association, as administrative and collateral agent (the United Loan). Neither Avianca Holdings nor any of its subsidiaries are party to the United Loan and they are not obligors thereunder.

On April 10, 2019, BRW and United informed Avianca Holdings that BRW was not in compliance with the collateral coverage ratio covenant under the United Loan and that no waiver was in place for such non-compliance.

Such non-compliance constitutes an event of the default under the United Loan. The existence of one or more events of default under the United Loan entitles United or its collateral agent to take enforcement action in relation to 78.1% of our common shares, which could result in United or its collateral agent taking steps to enforce the share pledge, including ultimately taking control of our company or selling such control to a third party.

There are a number of different definitions of change of control in our financing documents, which management identified upon gaining knowledge of BRW and United having entered into this loan, and any determination of whether a change in control has occurred is a complex assessment and is not without doubt. If United or its collateral agent were to take enforcement action on the share pledge, it could negatively affect our financing agreements and other contracts.

As a result, a change in control of Avianca Holdings could adversely affect our financial and operational performance and affect our ability to continue as a going concern.

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Our 8.375% Senior Notes due 2020 contain a change of control repurchase provision which provides that if there is a rating downgrade in such notes by each rating agency that rates the Notes, and such downgrade results from a change of control, we will be required to offer to all holders of such notes the right to sell such notes to us for a purchase price of 101% of their principal amount plus accrued and unpaid interest.

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Our lenders would have the right to institute insolvency proceedings or foreclose on certain of our assets and we may file for bankruptcy protection under Chapter 11 or otherwise seek to commence a restructuring of our outstanding indebtedness.

The aggregate principal amount of our indebtedness that contains change of control events of default, change of control repurchase provisions or cross-default provisions which could be triggered in the circumstances described above is $1,566.1 million, of which $1,006.9 million is secured indebtedness.

Some of the actions taken by the management of Avianca Holdings are:

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Avianca Holdings is currently in the process of seeking amendments to its existing financing agreements in order to include United, the collateral agent and the independent third party, each pursuant to the United Loan, as permitted holders under such financing agreements in order that enforcement actions, such as the voting of the shares of Avianca Holdings by United, such collateral agent or such independent third party, would not constitute a change of control under any such financing agreement of Avianca Holdings.

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Assuming that this approach is accepted by lenders under such financing agreements of Avianca Holdings, United would be able to enforce under the share pledge in connection with the United Loan to take ownership of the shares of Avianca Holdings without causing a change of control under any of the financing agreements of Avianca Holdings.

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As referenced in note 38 of the financial statements Avianca Holdings has obtained an amended credit and guaranty agreement as well as an acknowledgment by Banco de Bogota, which solve the non-compliance of the company under the Banco de Bogota loan for the December 31, 2018.

In addition to the aforementioned paragraphs, Avianca Holdings is not aware and has not been informed of any enforcement action in conjunction with the share pledge. As such, the management of Avianca Holdings has assessed the risks described above and considers that it has the ability to continue as a going concern, which is the basis for the preparation of these financial statements.